Consolidated Schedule of Investments (unaudited) April 30, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 43.2%
360 Security Technology Inc., Class A	55,600	$146,968
3SBio Inc.(a)(b)	973,000	974,059
51job Inc., ADR(b)(c)	20,572	1,233,086
58.com Inc., ADR(b)(c)	65,052	3,379,451
AAC Technologies Holdings Inc.(c)	556,000	2,657,003
Accelink Technologies Co. Ltd., Class A	27,800	116,960
AECC Aviation Power Co. Ltd., Class A	112,291	393,691
Agile Group Holdings Ltd.	1,112,000	1,223,832
Agricultural Bank of China Ltd., Class A	3,475,000	1,703,202
Agricultural Bank of China Ltd., Class H	21,962,000	9,015,606
Aier Eye Hospital Group Co. Ltd., Class A	166,890	1,049,423
Air China Ltd., Class A	85,098	87,396
Air China Ltd., Class H	1,672,000	1,172,727
Aisino Corp., Class A	85,099	206,981
Alibaba Group Holding Ltd., ADR(b)	1,321,642	267,857,184
Alibaba Health Information Technology Ltd.(b)	2,792,000	6,595,590
Alibaba Pictures Group Ltd.(b)(c)	11,120,000	1,456,276
A-Living Services Co. Ltd., Class H(a)	278,000	1,494,783
Aluminum Corp. of China Ltd., Class A(b)	529,299	213,689
Aluminum Corp. of China Ltd., Class H(b)	3,336,000	693,131
Angang Steel Co. Ltd., Class A	500,498	186,463
Angel Yeast Co. Ltd., Class A	29,498	155,192
Anhui Conch Cement Co. Ltd., Class A	194,698	1,653,706
Anhui Conch Cement Co. Ltd., Class H	973,000	7,473,914
Anhui Gujing Distillery Co. Ltd., Class A	29,451	562,749
Anhui Kouzi Distillery Co. Ltd., Class A	27,800	162,287
ANTA Sports Products Ltd.	834,000	6,873,551
Anxin Trust Co. Ltd., Class A(b)(d)	239,400	84,781
Autohome Inc., ADR	41,978	3,448,493
AVIC Aircraft Co. Ltd., Class A	139,000	346,941
Avic Capital Co. Ltd., Class A	472,600	263,100
AVIC Electromechanical Systems Co. Ltd., Class A	168,499	197,396
AVIC Jonhon Optronic Technology Co. Ltd., Class A	55,600	282,200
AVIC Shenyang Aircraft Co. Ltd., Class A(b)	57,297	271,821
AviChina Industry & Technology Co. Ltd., Class H	1,948,000	750,613
BAIC Motor Corp. Ltd., Class H(a)	1,390,000	598,613
Baidu Inc., ADR(b)	209,056	21,100,022
Bank of Chengdu Co. Ltd., Class A	166,800	183,119
Bank of China Ltd., Class A	1,612,400	794,854
Bank of China Ltd., Class H	58,658,000	21,937,601
Bank of Communications Co. Ltd., Class A	1,807,086	1,326,001
Bank of Communications Co. Ltd., Class H(a)	6,672,100	4,133,644
Bank of Hangzhou Co. Ltd., Class A	278,000	326,070
Bank of Jiangsu Co. Ltd., Class A	556,000	475,715
Bank of Nanjing Co. Ltd., Class A	420,000	457,521
Bank of Ningbo Co. Ltd., Class A	278,099	1,026,225
Bank of Shanghai Co. Ltd., Class A	667,241	772,218
Baoshan Iron & Steel Co. Ltd., Class A	889,695	613,770
Baozun Inc., ADR(b)(c)	32,804	1,044,479
BBMG Corp., Class A	250,200	114,479
BBMG Corp., Class H	1,946,000	482,741
Beijing Capital Development Co. Ltd., Class A	111,200	104,594
Beijing Capital International Airport Co. Ltd., Class H	1,112,000	730,938
Beijing Dabeinong Technology Group Co. Ltd., Class A	182,500	234,221
Beijing Enlight Media Co. Ltd., Class A	25,000	37,645
Beijing Enterprises Holdings Ltd.	418,000	1,450,118
Beijing Enterprises Water Group Ltd.	3,892,000	1,470,278
Beijing New Building Materials PLC, Class A	83,026	300,262

Security	Shares	Value

China (continued)
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	85,032	$465,430
Beijing Originwater Technology Co. Ltd., Class A	139,000	187,844
Beijing Shiji Information Technology Co. Ltd., Class A	27,800	120,740
Beijing Shunxin Agriculture Co. Ltd., Class A	27,800	214,151
Beijing Sinnet Technology Co. Ltd., Class A	85,099	328,493
Beijing Tiantan Biological Products Corp. Ltd., Class A	55,600	268,417
Beijing Tongrentang Co. Ltd., Class A	55,600	202,258
BEST Inc., ADR(b)(c)	132,328	710,601
Betta Pharmaceuticals Co. Ltd., Class A	27,800	371,751
BGI Genomics Co. Ltd., Class A	27,800	414,439
BOE Technology Group Co. Ltd., Class A	1,612,400	858,808
Bohai Leasing Co. Ltd., Class A(b)	278,000	107,902
Bosideng International Holdings Ltd.	2,780,000	738,640
Brilliance China Automotive Holdings Ltd.	2,224,000	2,019,182
BYD Co. Ltd., Class A	83,400	708,375
BYD Co. Ltd., Class H(c)	556,500	3,419,719
BYD Electronic International Co. Ltd.	556,000	1,256,038
By-Health Co. Ltd., Class A	83,400	220,215
Caitong Securities Co. Ltd., Class A	168,499	227,948
Centre Testing International Group Co. Ltd., Class A	83,400	202,021
CGN Power Co. Ltd., Class H(a)	8,340,000	2,037,386
Changjiang Securities Co. Ltd., Class A	278,000	250,853
Chaozhou Three-Circle Group Co. Ltd., Class A	85,097	250,975
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	27,800	151,142
China Aoyuan Group Ltd.	1,116,000	1,276,014
China Avionics Systems Co. Ltd., Class A	85,098	166,957
China Cinda Asset Management Co. Ltd., Class H	6,950,000	1,321,500
China CITIC Bank Corp. Ltd., Class A	166,800	122,867
China CITIC Bank Corp. Ltd., Class H	6,672,200	3,184,298
China Coal Energy Co. Ltd., Class H	1,668,000	434,782
China Communications Construction Co. Ltd., Class H	3,336,000	2,180,213
China Communications Services Corp. Ltd., Class H	1,668,000	1,157,319
China Conch Venture Holdings Ltd.	1,251,000	5,860,109
China Construction Bank Corp., Class A	444,800	405,146
China Construction Bank Corp., Class H	71,724,390	57,080,711
China East Education Holdings Ltd.(a)(b)	417,000	657,424
China Eastern Airlines Corp. Ltd., Class A(b)	611,695	379,528
China Eastern Airlines Corp. Ltd., Class H(b)	1,112,000	452,286
China Education Group Holdings Ltd.	556,000	914,373
China Enterprise Co. Ltd., Class A	168,497	100,964
China Everbright Bank Co. Ltd., Class A	1,751,400	925,400
China Everbright Bank Co. Ltd., Class H	2,780,000	1,151,718
China Everbright International Ltd.	2,780,370	1,579,009
China Everbright Ltd.	556,000	830,357
China Evergrande Group	1,390,000	2,408,456
China Film Co. Ltd., Class A	83,400	156,655
China Fortune Land Development Co. Ltd., Class A	139,099	471,719
China Galaxy Securities Co. Ltd., Class H	2,780,000	1,386,262
China Gas Holdings Ltd.	2,008,400	7,245,699
China Gezhouba Group Co. Ltd., Class A	168,497	155,862
China Greatwall Technology Group Co. Ltd., Class A	139,000	232,935
China Hongqiao Group Ltd.	1,390,000	675,628
China Huarong Asset Management Co. Ltd., Class H(a)	8,062,000	883,217
China Huishan Dairy Holdings Co. Ltd.(b)(d)	277,900	0	(e)
China International Capital Corp. Ltd., Class H(a)	889,600	1,335,293
China International Marine Containers Group Co. Ltd., Class A	200,480	211,006
China International Travel Service Corp. Ltd., Class A	84,498	1,092,830

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Jinmao Holdings Group Ltd.	4,448,000	$3,030,173
China Jushi Co. Ltd., Class A	166,800	207,928
China Lesso Group Holdings Ltd.	556,000	771,546
China Life Insurance Co. Ltd., Class A	138,690	560,705
China Life Insurance Co. Ltd., Class H	5,838,000	12,159,201
China Literature Ltd.(a)(b)	222,400	975,985
China Longyuan Power Group Corp. Ltd., Class H	2,502,000	1,219,281
China Medical System Holdings Ltd.	1,113,000	1,295,008
China Mengniu Dairy Co. Ltd.	2,224,000	7,743,465
China Merchants Bank Co. Ltd., Class A	945,297	4,698,800
China Merchants Bank Co. Ltd., Class H	3,058,446	14,307,543
China Merchants Energy Shipping Co. Ltd., Class A	307,499	295,331
China Merchants Port Holdings Co. Ltd.	1,118,180	1,408,047
China Merchants Securities Co. Ltd., Class A	336,000	879,582
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	361,419	876,496
China Minsheng Banking Corp. Ltd., Class A	1,946,098	1,623,735
China Minsheng Banking Corp. Ltd., Class H	4,865,020	3,553,187
China Mobile Ltd.	4,726,000	37,164,782
China Molybdenum Co. Ltd., Class A	834,000	411,131
China Molybdenum Co. Ltd., Class H	3,336,000	982,986
China National Building Material Co. Ltd., Class H	2,780,000	3,413,146
China National Chemical Engineering Co. Ltd., Class A	168,499	147,271
China National Medicines Corp. Ltd., Class A	27,800	122,867
China National Nuclear Power Co. Ltd., Class A	639,400	392,189
China National Software & Service Co. Ltd., Class A	27,800	325,676
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	166,800	213,363
China Oilfield Services Ltd., Class H	1,260,000	955,152
China Overseas Land & Investment Ltd.	2,781,760	9,965,690
China Pacific Insurance Group Co. Ltd., Class A	305,898	1,333,335
China Pacific Insurance Group Co. Ltd., Class H	2,001,600	6,477,626
China Petroleum & Chemical Corp., Class A	1,167,692	737,732
China Petroleum & Chemical Corp., Class H	19,460,000	9,605,818
China Power International Development Ltd.	3,614,000	714,485
China Railway Construction Corp. Ltd., Class A	528,200	731,767
China Railway Construction Corp. Ltd., Class H	1,529,000	1,636,560
China Railway Group Ltd., Class A	806,200	669,230
China Railway Group Ltd., Class H	3,058,000	1,794,440
China Railway Hi-Tech Industry Co. Ltd., Class A	85,096	118,012
China Railway Signal & Communication Corp. Ltd., Class H(a)(b)	1,112,000	536,301
China Reinsurance Group Corp., Class H	3,892,000	445,984
China Resources Beer Holdings Co. Ltd.	1,116,000	5,192,590
China Resources Cement Holdings Ltd.	1,668,000	2,205,417
China Resources Gas Group Ltd.	556,000	3,066,580
China Resources Land Ltd.	2,225,555	8,911,912
China Resources Pharmaceutical Group Ltd.(a)	1,251,000	771,896
China Resources Power Holdings Co. Ltd.	1,672,000	1,934,894
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	57,298	235,788
China Shenhua Energy Co. Ltd., Class A	196,000	442,290
China Shenhua Energy Co. Ltd., Class H	2,641,000	4,609,322
China Shipbuilding Industry Co. Ltd., Class A	1,112,095	656,921
China South Publishing & Media Group Co. Ltd., Class A	85,097	131,756
China Southern Airlines Co. Ltd., Class A	333,600	255,185
China Southern Airlines Co. Ltd., Class H	1,672,000	814,803
China Spacesat Co. Ltd., Class A	83,400	388,448

Security	Shares	Value

China (continued)
China State Construction Engineering Corp. Ltd., Class A	1,918,200	$1,423,838
China State Construction International Holdings Ltd.	1,672,000	1,263,261
China Taiping Insurance Holdings Co. Ltd.	1,278,990	2,103,370
China Telecom Corp. Ltd., Class H	10,564,000	3,551,772
China Tower Corp. Ltd., Class H(a)	32,248,000	7,065,737
China Traditional Chinese Medicine Holdings Co. Ltd.	1,668,000	722,537
China TransInfo Technology Co. Ltd., Class A	83,400	275,151
China Unicom Hong Kong Ltd.	4,448,000	2,806,131
China United Network Communications Ltd., Class A	1,445,698	1,069,014
China Vanke Co. Ltd., Class A	444,807	1,688,658
China Vanke Co. Ltd., Class H	1,167,684	3,793,591
China Yangtze Power Co. Ltd., Class A	1,028,698	2,542,838
China Zhongwang Holdings Ltd.	1,334,400	314,219
Chongqing Brewery Co. Ltd., Class A	29,496	227,466
Chongqing Changan Automobile Co. Ltd., Class A	168,498	231,527
Chongqing Fuling Zhacai Group Co. Ltd., Class A	27,800	131,019
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,946,000	830,707
Chongqing Zhifei Biological Products Co. Ltd., Class A	56,000	627,956
CIFI Holdings Group Co. Ltd.	2,224,000	1,649,512
CITIC Ltd.	4,448,000	4,520,055
CITIC Securities Co. Ltd., Class A	472,600	1,586,636
CITIC Securities Co. Ltd., Class H	1,668,000	3,142,195
CNOOC Ltd.	13,622,000	15,077,703
Contemporary Amperex Technology Co. Ltd., Class A	112,899	2,309,045
COSCO SHIPPING Development Co. Ltd., Class A	917,400	250,814
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,112,000	712,735
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	473,698	241,568
COSCO SHIPPING Holdings Co. Ltd., Class H(b)(c)	1,946,000	548,904
COSCO SHIPPING Ports Ltd.	1,672,000	869,544
Country Garden Holdings Co. Ltd.(c)	5,838,838	7,345,094
Country Garden Services Holdings Co. Ltd.	834,000	3,780,715
CRRC Corp. Ltd., Class A	1,139,899	999,522
CRRC Corp. Ltd., Class H	3,336,500	1,726,785
CSC Financial Co. Ltd., Class A	111,299	551,659
CSPC Pharmaceutical Group Ltd.	3,282,000	6,364,506
Dali Foods Group Co. Ltd.(a)	1,668,000	1,001,890
Daqin Railway Co. Ltd., Class A	667,295	678,700
Datang International Power Generation Co. Ltd., Class H	2,224,000	316,460
Dawning Information Industry Co. Ltd., Class A	57,298	392,195
DHC Software Co. Ltd., Class A	166,800	321,580
Dong-E-E-Jiao Co. Ltd., Class A	27,800	122,079
Dongfang Electric Corp. Ltd., Class A	139,000	169,533
Dongfeng Motor Group Co. Ltd., Class H	2,226,000	1,443,570
Dongxing Securities Co. Ltd., Class A	140,698	213,657
East Money Information Co. Ltd., Class A	333,600	861,958
ENN Energy Holdings Ltd.	611,600	6,746,477
Eve Energy Co. Ltd., Class A(b)	57,298	547,871
Everbright Securities Co. Ltd., Class A	195,693	309,922
Fangda Carbon New Material Co. Ltd., Class A(b)	140,697	166,420
Far East Horizon Ltd.	1,949,000	1,536,355
Fiberhome Telecommunication Technologies Co. Ltd., Class A	57,299	258,113
Financial Street Holdings Co. Ltd., Class A	111,200	109,320
First Capital Securities Co. Ltd., Class A	194,600	191,861
Focus Media Information Technology Co. Ltd., Class A	695,040	474,561
Foshan Haitian Flavouring & Food Co. Ltd., Class A	111,298	1,938,119
Fosun International Ltd.	2,085,000	2,578,238

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Founder Securities Co. Ltd., Class A	417,000	$420,583
Foxconn Industrial Internet Co. Ltd., Class A	194,600	404,949
Fujian Sunner Development Co. Ltd., Class A	55,600	171,147
Fuyao Glass Industry Group Co. Ltd., Class A	84,499	236,882
Fuyao Glass Industry Group Co. Ltd., Class H(a)	444,800	957,781
Ganfeng Lithium Co. Ltd., Class A	57,298	375,880
GCL System Integration Technology Co. Ltd., Class A(b)	278,000	99,239
GD Power Development Co. Ltd., Class A	917,400	258,611
GDS Holdings Ltd., ADR(b)(c)	48,094	2,756,748
Geely Automobile Holdings Ltd.	3,892,000	5,939,924
Gemdale Corp., Class A	222,446	423,190
Genscript Biotech Corp.(b)	556,000	968,983
GF Securities Co. Ltd., Class A	361,400	701,877
GF Securities Co. Ltd., Class H	889,600	948,820
Giant Network Group Co. Ltd., Class A	57,298	138,551
Gigadevice Semiconductor Beijing Inc., Class A	10,998	432,825
Glodon Co. Ltd., Class A	57,299	426,454
GoerTek Inc., Class A	166,897	457,472
GOME Retail Holdings Ltd.(b)(c)	8,062,160	913,691
Grandjoy Holdings Group Co. Ltd., Class A	168,499	128,653
Great Wall Motor Co. Ltd., Class H	2,363,000	1,541,342
Gree Electric Appliances Inc. of Zhuhai, Class A	111,298	863,506
Greenland Holdings Corp. Ltd., Class A	418,093	335,216
Greentown Service Group Co. Ltd.	1,112,000	1,442,273
GRG Banking Equipment Co. Ltd., Class A	139,000	257,548
Guangdong Haid Group Co. Ltd., Class A	85,099	520,164
Guangdong HEC Technology Holding Co. Ltd., Class A	139,000	132,318
Guangdong Investment Ltd.	2,224,000	4,514,454
Guanghui Energy Co. Ltd., Class A	278,000	99,239
Guangzhou Automobile Group Co. Ltd., Class A	111,200	154,371
Guangzhou Automobile Group Co. Ltd., Class H	2,224,397	1,957,920
Guangzhou Baiyun International Airport Co. Ltd., Class A	112,899	252,687
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	83,400	365,056
Guangzhou Haige Communications Group Inc. Co., Class A	139,000	238,448
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	29,498	288,321
Guangzhou R&F Properties Co. Ltd., Class H	778,400	958,621
Guosen Securities Co. Ltd., Class A	222,400	336,781
Guotai Junan Securities Co. Ltd., Class A	417,000	999,474
Guotai Junan Securities Co. Ltd., Class H(a)	500,400	703,213
Guoyuan Securities Co. Ltd., Class A	166,800	193,043
Haidilao International Holding Ltd.(a)(c)	278,000	1,181,474
Haier Electronics Group Co. Ltd.	1,112,000	2,989,566
Haier Smart Home Co. Ltd., Class A	278,000	608,821
Haitian International Holdings Ltd.	559,000	979,843
Haitong Securities Co. Ltd., Class A	417,000	761,420
Haitong Securities Co. Ltd., Class H	2,224,000	1,979,975
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	444,473	2,018,572
Hangzhou Robam Appliances Co. Ltd., Class A	55,600	251,089
Hangzhou Silan Microelectronics Co. Ltd., Class A	83,400	167,524
Hangzhou Tigermed Consulting Co. Ltd., Class A	28,890	315,118
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	556,000	2,107,399
Hefei Meiya Optoelectronic Technology Inc., Class A	27,800	165,595
Henan Shuanghui Investment & Development Co. Ltd., Class A	139,000	795,681

Security	Shares	Value

China (continued)
Hengan International Group Co. Ltd.	556,000	$4,841,416
Hengli Petrochemical Co. Ltd., Class A	278,099	556,643
Hengtong Optic-Electric Co. Ltd., Class A	111,200	261,801
Hengyi Petrochemical Co. Ltd., Class A	139,000	241,993
Hesteel Co. Ltd., Class A	500,400	145,314
Hithink RoyalFlush Information Network Co. Ltd., Class A	28,888	488,809
HLA Corp. Ltd., Class A	139,000	126,017
Hongfa Technology Co. Ltd., Class A	27,800	128,892
Hua Hong Semiconductor Ltd.(a)(c)	278,000	527,200
Huaan Securities Co. Ltd., Class A	194,600	199,856
Huadian Power International Corp. Ltd., Class A	139,000	72,263
Huadian Power International Corp. Ltd., Class H	1,668,000	565,007
Huadong Medicine Co. Ltd., Class A	83,487	235,938
Hualan Biological Engineering Inc., Class A	72,280	397,986
Huaneng Power International Inc., Class A	111,200	66,474
Huaneng Power International Inc., Class H	3,336,000	1,226,632
Huatai Securities Co. Ltd., Class A	333,600	857,232
Huatai Securities Co. Ltd., Class H(a)	1,278,800	2,080,514
Huaxi Securities Co. Ltd., Class A	139,000	200,446
Huaxia Bank Co. Ltd., Class A	668,299	621,026
Huaxin Cement Co. Ltd., Class A	55,600	209,110
Huayu Automotive Systems Co. Ltd., Class A	168,000	485,484
Huazhu Group Ltd., ADR(c)	102,582	3,693,978
Hubei Biocause Pharmaceutical Co. Ltd., Class A	250,200	195,287
Hubei Energy Group Co. Ltd., Class A	556,600	293,306
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	27,800	81,596
Hundsun Technologies Inc., Class A	55,600	808,164
Hutchison China MediTech Ltd., ADR(b)	47,816	1,028,522
HUYA Inc., ADR(b)	45,036	730,934
Iflytek Co. Ltd., Class A	112,000	528,003
Industrial & Commercial Bank of China Ltd., Class A	2,308,600	1,690,731
Industrial & Commercial Bank of China Ltd., Class H	49,762,350	33,023,031
Industrial Bank Co. Ltd., Class A	973,000	2,290,758
Industrial Securities Co. Ltd., Class A	361,400	308,703
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	2,390,896	365,780
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A(b)	444,800	180,835
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	278,091	1,151,860
Inner Mongolia Yitai Coal Co. Ltd., Class B	834,000	515,412
Innovent Biologics Inc.(a)(b)	696,500	3,367,889
Inspur Electronic Information Industry Co. Ltd., Class A	61,648	362,412
iQIYI Inc., ADR(b)(c)	99,246	1,684,205
Jafron Biomedical Co. Ltd., Class A	27,800	437,989
JD.com Inc., ADR(b)	553,833	23,870,202
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	139,000	140,588
Jiangsu Expressway Co. Ltd., Class H	1,114,000	1,297,575
Jiangsu Hengli Hydraulic Co. Ltd., Class A	27,447	269,830
Jiangsu Hengrui Medicine Co. Ltd., Class A	222,497	2,931,179
Jiangsu King’s Luck Brewery JSC Ltd., Class A	55,600	256,760
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	83,400	1,162,982
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	55,600	273,300
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	166,800	191,152
Jiangsu Zhongtian Technology Co. Ltd., Class A	166,800	263,927
Jiangxi Copper Co. Ltd., Class A	27,800	50,407
Jiangxi Copper Co. Ltd., Class H	1,113,000	1,062,355
Jiangxi Zhengbang Technology Co. Ltd., Class A	111,200	291,257

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jinduicheng Molybdenum Co. Ltd., Class A	111,200	$93,095
Jinke Properties Group Co. Ltd., Class A	250,200	282,121
Jinyu Bio-Technology Co. Ltd., Class A	55,600	188,317
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	111,200	197,375
Jointown Pharmaceutical Group Co. Ltd., Class A	83,400	211,827
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	27,800	186,427
JOYY Inc.(b)(c)	38,642	2,355,616
Juneyao Airlines Co. Ltd., Class A(b)	83,400	116,605
Kaisa Group Holdings Ltd.	1,946,000	725,337
Kingboard Holdings Ltd.	556,000	1,338,653
Kingdee International Software Group Co. Ltd.(c)	1,946,000	2,764,123
Kingsoft Corp. Ltd.(b)	556,000	1,886,857
Kunlun Energy Co. Ltd.	2,786,000	1,771,650
Kweichow Moutai Co. Ltd., Class A	55,672	9,981,663
KWG Group Holdings Ltd.	973,000	1,399,215
Laobaixing Pharmacy Chain JSC, Class A	27,800	299,645
Lee & Man Paper Manufacturing Ltd.	1,112,000	669,327
Legend Holdings Corp., Class H(a)	305,800	348,876
Lenovo Group Ltd.	5,560,000	2,954,559
Lens Technology Co. Ltd., Class A	166,800	431,688
Lepu Medical Technology Beijing Co. Ltd., Class A	83,400	450,236
Li Ning Co. Ltd.	1,534,500	4,724,449
Liaoning Cheng Da Co. Ltd., Class A(b)	166,842	416,198
Lingyi iTech Guangdong Co., Class A(b)	278,000	365,450
Livzon Pharmaceutical Group Inc., Class A	27,800	156,655
Logan Property Holdings Co. Ltd.	1,112,000	1,708,323
Lomon Billions Group Co. Ltd., Class A	111,200	262,431
Longfor Group Holdings Ltd.(a)	1,390,000	6,870,050
LONGi Green Energy Technology Co. Ltd., Class A	166,800	727,986
Luckin Coffee Inc., ADR(b)(c)(d)	62,996	276,552
Luxshare Precision Industry Co. Ltd., Class A	250,260	1,677,180
Luye Pharma Group Ltd.(a)	973,000	463,138
Luzhou Laojiao Co. Ltd., Class A	83,400	935,324
Maanshan Iron & Steel Co. Ltd., Class H	556,000	175,733
Mango Excellent Media Co. Ltd., Class A(b)	83,400	548,884
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	194,647	315,434
Meituan Dianping, Class B(b)	778,400	10,174,325
Metallurgical Corp. of China Ltd., Class A	973,008	354,230
Metallurgical Corp. of China Ltd., Class H	2,502,000	425,330
Momo Inc., ADR	117,038	2,818,275
Muyuan Foodstuff Co. Ltd., Class A	83,400	1,505,119
NanJi E-Commerce Co. Ltd., Class A(b)	139,000	268,968
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	27,800	227,776
Nanjing Securities Co. Ltd., Class A	166,800	324,888
NARI Technology Co. Ltd., Class A	222,498	633,516
NAURA Technology Group Co. Ltd., Class A	27,800	599,251
NavInfo Co. Ltd., Class A	111,200	231,557
NetEase Inc., ADR	53,376	18,412,585
New China Life Insurance Co. Ltd., Class A	111,299	708,690
New China Life Insurance Co. Ltd., Class H	639,400	2,165,860
New Hope Liuhe Co. Ltd., Class A	194,672	907,266
New Oriental Education & Technology Group Inc., ADR(b)	104,806	13,379,534
Nexteer Automotive Group Ltd.	834,000	422,180
Ninestar Corp., Class A	55,600	236,597
Ningbo Joyson Electronic Corp., Class A(b)	55,600	160,278

Security	Shares	Value

China (continued)
Ningbo Zhoushan Port Co. Ltd., Class A	389,200	$183,591
NIO Inc., ADR(b)(c)	512,354	1,747,127
Noah Holdings Ltd.(b)(c)	26,132	725,424
Offshore Oil Engineering Co. Ltd., Class A	194,600	136,453
OFILM Group Co. Ltd., Class A(b)	111,200	239,433
Orient Securities Co. Ltd., Class A	279,998	372,836
Oriental Pearl Group Co. Ltd., Class A	139,000	177,409
Ovctek China Inc., Class A	27,800	259,359
Pacific Securities Co. Ltd. (The), Class A(b)	335,297	154,365
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	444,800	126,017
People’s Insurance Co. Group of China Ltd. (The), Class H	6,394,000	2,045,087
Perfect World Co. Ltd., Class A	55,600	372,460
PetroChina Co. Ltd., Class A	695,000	437,122
PetroChina Co. Ltd., Class H	15,568,000	5,469,435
PICC Property & Casualty Co. Ltd., Class H	5,561,814	5,203,681
Pinduoduo Inc., ADR(b)(c)	149,286	7,082,128
Ping An Bank Co. Ltd., Class A	806,238	1,590,925
Ping An Healthcare and Technology Co. Ltd.(a)(b)	250,200	3,383,740
Ping An Insurance Group Co. of China Ltd., Class A	500,499	5,279,120
Ping An Insurance Group Co. of China Ltd., Class H	4,309,000	43,245,433
Poly Developments and Holdings Group Co. Ltd., Class A	556,095	1,279,294
Postal Savings Bank of China Co. Ltd., Class H(a)	6,116,000	3,581,178
Power Construction Corp. of China Ltd., Class A	667,200	337,411
RiseSun Real Estate Development Co. Ltd., Class A	194,600	223,287
Rongsheng Petro Chemical Co. Ltd., Class A	222,400	375,847
SAIC Motor Corp. Ltd., Class A	361,498	967,839
Sanan Optoelectronics Co. Ltd., Class A	194,626	605,436
Sangfor Technologies Inc., Class A	27,800	754,213
Sansteel Minguang Co. Ltd. Fujian, Class A	139,000	143,148
Sany Heavy Industry Co. Ltd., Class A	417,099	1,161,013
SDIC Capital Co. Ltd., Class A	166,800	282,121
SDIC Power Holdings Co. Ltd., Class A	305,800	333,119
Sealand Securities Co. Ltd., Class A	253,010	154,831
Seazen Group Ltd.	1,668,000	1,577,398
Seazen Holdings Co. Ltd., Class A	111,297	500,725
Semiconductor Manufacturing International Corp.(b)	2,363,400	4,410,531
SF Holding Co. Ltd., Class A	83,400	552,783
Shaanxi Coal Industry Co. Ltd., Class A	417,098	445,497
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	55,600	173,353
Shandong Gold Mining Co. Ltd., Class A	111,200	571,646
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	55,600	130,979
Shandong Linglong Tyre Co. Ltd., Class A	55,600	170,596
Shandong Nanshan Aluminum Co. Ltd., Class A	472,600	139,919
Shandong Sinocera Functional Material Co. Ltd., Class A	55,600	182,095
Shandong Sun Paper Industry JSC Ltd., Class A	139,000	164,413
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,112,000	1,655,113
Shanghai Baosight Software Co. Ltd., Class A	55,600	399,317
Shanghai Construction Group Co. Ltd., Class A	333,600	155,474
Shanghai Electric Group Co. Ltd., Class A	389,200	267,393
Shanghai Electric Group Co. Ltd., Class H	2,240,000	676,963
Shanghai Electric Power Co. Ltd., Class A	111,200	115,936
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	111,300	530,221

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(c)	417,000	$1,554,294
Shanghai Industrial Holdings Ltd.	559,000	926,346
Shanghai International Airport Co. Ltd., Class A	55,600	556,839
Shanghai International Port Group Co. Ltd., Class A	417,000	246,915
Shanghai Jahwa United Co. Ltd., Class A	27,800	127,711
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	969,475	807,573
Shanghai M&G Stationery Inc., Class A	27,800	202,455
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	222,700	583,616
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	500,400	860,743
Shanghai Pudong Development Bank Co. Ltd., Class A	1,361,895	2,050,747
Shanghai Tunnel Engineering Co. Ltd., Class A	362,265	293,534
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	139,000	149,646
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	83,400	157,364
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	139,000	111,840
Shanxi Meijin Energy Co. Ltd., Class A(b)	194,600	183,040
Shanxi Securities Co. Ltd., Class A	166,800	167,288
Shanxi Taigang Stainless Steel Co. Ltd., Class A	305,800	142,084
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,600	845,182
Shenergy Co. Ltd., Class A	419,185	314,715
Shengyi Technology Co. Ltd., Class A	111,200	511,315
Shennan Circuits Co. Ltd., Class A	27,800	919,138
Shenwan Hongyuan Group Co. Ltd., Class A	1,139,897	705,639
Shenzhen Airport Co. Ltd., Class A	110,875	129,575
Shenzhen Energy Group Co. Ltd., Class A	444,865	345,968
Shenzhen Expressway Co. Ltd., Class H	556,000	618,217
Shenzhen Goodix Technology Co. Ltd., Class A	27,800	930,362
Shenzhen Inovance Technology Co. Ltd., Class A	83,400	386,676
Shenzhen International Holdings Ltd.	695,000	1,300,496
Shenzhen Investment Ltd.	2,780,000	885,668
Shenzhen Kangtai Biological Products Co. Ltd., Class A	27,800	527,697
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	55,875	2,028,623
Shenzhen Overseas Chinese Town Co. Ltd., Class A	417,000	385,140
Shenzhen Sunway Communication Co. Ltd., Class A(b) .	55,600	325,282
Shenzhou International Group Holdings Ltd.(c)	583,800	6,641,982
Shimao Property Holdings Ltd.	973,000	3,834,976
Shui On Land Ltd.	2,641,000	455,611
Siasun Robot & Automation Co. Ltd., Class A(b)	83,400	155,710
Sichuan Chuantou Energy Co. Ltd., Class A	222,400	282,594
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	83,400	229,785
Sichuan Languang Development Co. Ltd., Class A	139,000	114,597
Sichuan Swellfun Co. Ltd., Class A	27,800	181,544
SINA Corp.(b)	48,094	1,624,134
Sino Biopharmaceutical Ltd.	5,282,500	7,543,241
Sinolink Securities Co. Ltd., Class A	166,800	229,430
Sino-Ocean Group Holding Ltd.	2,363,000	607,015
Sinopec Engineering Group Co. Ltd., Class H	1,112,000	516,698
Sinopec Shanghai Petrochemical Co. Ltd., Class A	166,800	94,986
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,780,000	745,641
Sinopharm Group Co. Ltd., Class H	889,600	2,352,445
Sinotrans Ltd., Class H	1,390,000	330,813
Sinotruk Hong Kong Ltd.	556,000	1,093,607
SOHO China Ltd.	1,668,000	777,147

Security	Shares	Value

China (continued)
Songcheng Performance Development Co. Ltd., Class A	83,400	$352,415
SooChow Securities Co. Ltd., Class A	208,575	228,390
Southwest Securities Co. Ltd., Class A	278,000	177,999
Spring Airlines Co. Ltd., Class A	57,299	301,537
Sun Art Retail Group Ltd.	1,946,000	3,165,999
Sunac China Holdings Ltd.	1,946,000	8,429,595
Suning.com Co. Ltd., Class A	472,694	563,803
Sunny Optical Technology Group Co. Ltd.	556,000	7,708,459
Sunwoda Electronic Co. Ltd., Class A	85,099	173,468
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	83,400	313,547
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	112,882	128,883
TAL Education Group, ADR(b)	297,622	16,128,136
Tangshan Jidong Cement Co. Ltd., Class A	57,298	164,199
Tasly Pharmaceutical Group Co. Ltd., Class A	83,400	165,516
TBEA Co. Ltd., Class A	140,697	150,077
TCL Technology Group Corp., Class A	695,000	456,813
Tencent Holdings Ltd.	4,361,700	229,032,587
Tencent Music Entertainment Group, ADR(b)	73,392	837,403
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	140,699	342,213
Tianma Microelectronics Co. Ltd., Class A	112,889	226,758
Tianqi Lithium Corp., Class A	72,458	169,974
Tingyi Cayman Islands Holding Corp.	1,670,000	2,885,201
Toly Bread Co. Ltd., Class A	29,499	205,091
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	111,200	199,737
Tongkun Group Co. Ltd., Class A	112,896	187,911
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,000,800	275,033
Tongwei Co. Ltd., Class A	194,600	416,526
Topchoice Medical Corp., Class A(b)	27,800	483,394
Topsports International Holdings Ltd.(a)	562,000	689,288
Towngas China Co. Ltd.	834,000	404,327
Transfar Zhilian Co. Ltd., Class A	168,496	146,553
TravelSky Technology Ltd., Class H	836,000	1,442,223
Trip.com Group Ltd., ADR(b)	360,566	9,288,180
Tsingtao Brewery Co. Ltd., Class H	556,000	3,301,125
Tus Environmental Science And Technology Development Co. Ltd., Class A	111,295	127,544
Unigroup Guoxin Microelectronics Co. Ltd., Class A	27,800	242,504
Uni-President China Holdings Ltd.	1,112,000	1,093,607
Unisplendour Corp. Ltd., Class A	83,400	492,176
Universal Scientific Industrial Shanghai Co. Ltd., Class A	83,400	211,236
Venustech Group Inc., Class A	57,298	334,404
Vipshop Holdings Ltd., ADR(b)	339,994	5,416,104
Visionox Technology Inc., Class A(b)	85,098	146,585
Walvax Biotechnology Co. Ltd., Class A	83,400	478,117
Wanda Film Holding Co. Ltd., Class A(b)	85,099	201,315
Wangsu Science & Technology Co. Ltd., Class A	111,200	129,168
Wanhua Chemical Group Co. Ltd., Class A	140,699	896,889
Want Want China Holdings Ltd.(c)	3,892,000	2,724,916
Weibo Corp., ADR(b)(c)	42,812	1,606,734
Weichai Power Co. Ltd., Class A	278,000	527,697
Weichai Power Co. Ltd., Class H	1,668,600	2,849,163
Wens Foodstuffs Group Co. Ltd., Class A	222,499	952,799
Western Securities Co. Ltd., Class A	168,499	189,758
Westone Information Industry Inc., Class A	55,600	177,921
Wharf Holdings Ltd. (The)	870,000	1,606,048
Will Semiconductor Ltd., Class A	27,800	765,870

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wingtech Technology Co. Ltd., Class A(b)	39,600	$598,598
Winning Health Technology Group Co. Ltd., Class A	85,099	306,553
Wuchan Zhongda Group Co. Ltd., Class A	251,899	166,997
Wuhan Guide Infrared Co. Ltd., Class A	57,295	331,871
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	112,898	578,296
Wuliangye Yibin Co. Ltd., Class A	168,499	3,240,682
WUS Printed Circuit Kunshan Co. Ltd., Class A	83,400	317,327
WuXi AppTec Co. Ltd., Class A	85,098	1,226,802
WuXi AppTec Co. Ltd., Class H(a)	117,080	1,614,367
Wuxi Biologics Cayman Inc.(a)(b)	557,500	8,494,458
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	57,297	308,426
XCMG Construction Machinery Co. Ltd., Class A	418,698	329,177
Xiamen C & D Inc., Class A	139,000	164,807
Xiaomi Corp., Class B(a)(b)(c)	7,803,200	10,022,553
Xinhu Zhongbao Co. Ltd., Class A	389,200	173,116
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	222,413	314,431
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	500,458	479,576
Xinyi Solar Holdings Ltd.	2,780,000	1,708,323
Yango Group Co. Ltd., Class A	194,600	192,688
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	55,600	196,272
Yanzhou Coal Mining Co. Ltd., Class A	55,600	65,293
Yanzhou Coal Mining Co. Ltd., Class H	1,670,000	1,236,515
Yealink Network Technology Corp. Ltd., Class A	29,499	378,299
Yifeng Pharmacy Chain Co. Ltd., Class A	29,498	395,920
Yihai International Holding Ltd.	278,000	2,170,411
Yintai Gold Co. Ltd., Class A	111,200	258,808
Yonghui Superstores Co. Ltd., Class A	474,298	682,622
Yonyou Network Technology Co. Ltd., Class A	139,000	913,625
Yuexiu Property Co. Ltd.	5,004,000	926,275
Yum China Holdings Inc.	265,843	12,882,752
Yunda Holding Co. Ltd., Class A	83,400	349,343
Yunnan Baiyao Group Co. Ltd., Class A	57,298	733,092
Yunnan Energy New Material Co. Ltd.	27,800	215,844
Yuzhou Properties Co. Ltd.	1,390,000	577,609
Zai Lab Ltd., ADR(b)(c)	26,990	1,692,813
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	28,000	556,284
Zhaojin Mining Industry Co. Ltd., Class H	834,000	919,974
Zhejiang Chint Electrics Co. Ltd., Class A	111,200	392,229
Zhejiang Dahua Technology Co. Ltd., Class A	139,000	332,174
Zhejiang Dingli Machinery Co. Ltd., Class A	29,498	328,686
Zhejiang Expressway Co. Ltd., Class H	1,114,000	817,823
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A(b)	57,296	210,213
Zhejiang Huayou Cobalt Co. Ltd., Class A	55,600	271,252
Zhejiang Longsheng Group Co. Ltd., Class A	166,800	285,902
Zhejiang NHU Co. Ltd., Class A	112,898	436,441
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	139,000	433,775
Zhejiang Supor Co. Ltd., Class A	29,499	275,294
Zhejiang Weixing New Building Materials Co. Ltd., Class A	85,096	147,063
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	27,800	205,211
Zhengzhou Yutong Bus Co. Ltd., Class A	85,099	157,195
Zhenro Properties Group Ltd.	556,000	347,966
Zheshang Securities Co. Ltd., Class A	139,000	193,358
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	250,200	844,360
Zhongji Innolight Co. Ltd., Class A	29,499	271,031

Security	Shares	Value

China (continued)
Zhongjin Gold Corp. Ltd., Class A	140,699	$167,419
Zhongsheng Group Holdings Ltd.	417,000	1,643,561
Zhuzhou CRRC Times Electric Co. Ltd., Class H	417,000	1,254,987
Zijin Mining Group Co. Ltd., Class A	889,600	492,728
Zijin Mining Group Co. Ltd., Class H	4,448,000	1,792,339
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	550,037	498,663
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	618,200	485,757
ZTE Corp., Class A(b)	139,000	809,070
ZTE Corp., Class H(b)	611,600	1,709,724
ZTO Express Cayman Inc., ADR	244,918	7,288,760

		1,549,792,390

Hong Kong — 9.6%
AIA Group Ltd.	9,223,800	83,569,174
ASM Pacific Technology Ltd.	250,300	2,483,662
Bank of East Asia Ltd. (The)(c)	1,056,400	2,186,934
BeiGene Ltd., ADR(b)(c)	29,480	4,505,428
BOC Hong Kong Holdings Ltd.	2,780,000	8,349,080
Budweiser Brewing Co. APAC Ltd.(a)(b)(c)	945,200	2,517,326
CK Asset Holdings Ltd.	1,946,132	12,008,086
CK Hutchison Holdings Ltd.	2,085,132	15,071,306
CK Infrastructure Holdings Ltd.	559,000	3,252,065
CLP Holdings Ltd.	1,251,000	13,043,468
Dairy Farm International Holdings Ltd.(c)	271,300	1,299,527
Galaxy Entertainment Group Ltd.	1,668,000	10,596,505
Hang Lung Properties Ltd.	1,668,000	3,490,861
Hang Seng Bank Ltd.(c)	583,800	10,034,649
Henderson Land Development Co. Ltd.	1,200,166	4,790,778
HK Electric Investments & HK Electric Investments Ltd.	2,085,000	2,100,397
HKT Trust & HKT Ltd.	3,058,640	4,799,012
Hong Kong & China Gas Co. Ltd.(c)	7,506,135	13,100,414
Hong Kong Exchanges & Clearing Ltd.	905,553	28,735,572
Hongkong Land Holdings Ltd.(c)	806,200	3,394,102
Jardine Matheson Holdings Ltd.	178,100	7,829,276
Jardine Strategic Holdings Ltd.	166,800	3,594,540
Kerry Properties Ltd.	556,500	1,492,623
Kingboard Laminates Holdings Ltd.	834,000	797,101
Link REIT	1,552,700	13,608,248
Melco Resorts & Entertainment Ltd., ADR	151,788	2,401,286
MTR Corp. Ltd.	1,253,000	6,792,500
New World Development Co. Ltd.	4,726,666	5,446,048
Nine Dragons Paper Holdings Ltd.	1,390,000	1,312,748
NWS Holdings Ltd.	1,112,500	1,131,923
PCCW Ltd.	3,058,000	1,829,096
Power Assets Holdings Ltd.	1,112,000	7,260,374
Sands China Ltd.	1,779,200	7,146,952
Sino Land Co. Ltd.	2,781,200	3,796,356
SJM Holdings Ltd.	1,668,000	1,613,105
SSY Group Ltd.	1,112,000	770,146
Sun Hung Kai Properties Ltd.	1,251,000	16,761,172
Swire Pacific Ltd., Class A	418,000	2,679,165
Swire Properties Ltd.	889,600	2,436,461
Techtronic Industries Co. Ltd.	973,000	7,234,994
Vitasoy International Holdings Ltd.(c)	556,000	1,953,370
WH Group Ltd.(a)	7,228,000	6,808,088
Wharf Real Estate Investment Co. Ltd.(c)	870,000	3,587,864
Wheelock & Co. Ltd.(c)	580,000	4,144,759
Wynn Macau Ltd.	1,223,200	2,094,796

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	417,000	$654,274

		344,505,611

India — 9.3%
Adani Ports & Special Economic Zone Ltd.	470,654	1,818,187
Ambuja Cements Ltd.	461,480	1,054,838
Ashok Leyland Ltd.	914,898	637,791
Asian Paints Ltd.	223,234	5,228,066
Aurobindo Pharma Ltd.	208,778	1,739,979
Avenue Supermarts Ltd.(a)(b)	97,856	3,106,125
Axis Bank Ltd.	1,582,932	9,378,074
Bajaj Auto Ltd.	65,052	2,272,467
Bajaj Finance Ltd.	138,444	4,273,614
Bajaj Finserv Ltd.	29,468	2,002,996
Bandhan Bank Ltd.(a)	304,410	1,063,479
Berger Paints India Ltd.	167,356	1,133,015
Bharat Forge Ltd.	164,854	678,778
Bharat Petroleum Corp. Ltd.	508,740	2,506,609
Bharti Airtel Ltd.(b)	1,885,674	12,914,337
Bharti Infratel Ltd.	256,038	594,620
Bosch Ltd.	5,560	785,741
Britannia Industries Ltd.	44,758	1,886,845
Cipla Ltd.	269,660	2,117,205
Coal India Ltd.	944,922	1,868,579
Colgate-Palmolive India Ltd.	43,368	842,643
Container Corp. of India Ltd.	160,684	798,231
Dabur India Ltd.	410,884	2,677,216
Divi’s Laboratories Ltd.	65,052	2,020,904
DLF Ltd.	427,008	835,024
Dr. Reddy’s Laboratories Ltd.	86,180	4,517,349
Eicher Motors Ltd.	10,286	2,014,594
GAIL India Ltd.	1,209,856	1,541,823
Godrej Consumer Products Ltd.	274,664	1,986,783
Grasim Industries Ltd.	231,296	1,555,115
Havells India Ltd.	194,878	1,462,331
HCL Technologies Ltd.	841,784	6,092,971
HDFC Asset Management Co. Ltd.(a)	30,024	1,011,828
HDFC Life Insurance Co. Ltd.(a)	401,432	2,678,441
Hero MotoCorp Ltd.	75,060	2,165,690
Hindalco Industries Ltd.	914,898	1,586,254
Hindustan Petroleum Corp. Ltd.	480,106	1,408,447
Hindustan Unilever Ltd.	626,742	18,319,445
Housing Development Finance Corp. Ltd.	1,251,984	31,943,556
ICICI Bank Ltd.	3,637,908	18,416,016
ICICI Lombard General Insurance Co. Ltd.(a)	133,162	2,288,553
ICICI Prudential Life Insurance Co. Ltd.(a)	222,400	1,220,024
Indian Oil Corp. Ltd.	1,455,330	1,631,784
Info Edge India Ltd.	40,588	1,376,949
Infosys Ltd.	2,601,273	24,784,750
InterGlobe Aviation Ltd.(a)	73,114	968,995
ITC Ltd.	2,651,286	6,427,413
JSW Steel Ltd.	655,528	1,576,951
Larsen & Toubro Ltd.	363,346	4,342,782
LIC Housing Finance Ltd.	230,462	869,277
Lupin Ltd.	172,638	1,920,295
Mahindra & Mahindra Financial Services Ltd.	246,586	544,922
Mahindra & Mahindra Ltd.	571,290	2,789,313
Marico Ltd.	345,276	1,319,585
Maruti Suzuki India Ltd.	81,176	5,792,742
Motherson Sumi Systems Ltd.	747,542	871,527
Nestle India Ltd.	16,917	4,037,969

Security	Shares	Value

India (continued)
NTPC Ltd.	1,761,964	$2,230,171
Oil & Natural Gas Corp. Ltd.	1,944,610	2,069,037
Page Industries Ltd.	4,170	1,010,326
Petronet LNG Ltd.	482,886	1,562,571
Pidilite Industries Ltd.	97,578	1,984,175
Piramal Enterprises Ltd.	72,836	959,007
Power Grid Corp. of India Ltd.	1,321,612	2,851,951
REC Ltd.	564,062	717,706
Reliance Industries Ltd.	2,170,723	42,376,722
SBI Life Insurance Co. Ltd.(a)	251,034	2,429,776
Shree Cement Ltd.	6,672	1,756,328
Shriram Transport Finance Co. Ltd.	68,167	708,948
Siemens Ltd.	46,426	704,628
State Bank of India(b)	1,376,656	3,492,283
Sun Pharmaceutical Industries Ltd.	653,022	4,038,832
Tata Consultancy Services Ltd.	690,552	18,524,302
Tata Motors Ltd.(b)	1,222,644	1,518,231
Tata Power Co. Ltd. (The)	852,500	359,867
Tata Steel Ltd.	275,220	1,093,257
Tech Mahindra Ltd.	360,288	2,620,778
Titan Co. Ltd.	241,304	3,117,078
UltraTech Cement Ltd.	77,562	3,650,408
United Spirits Ltd.(b)	229,628	1,640,986
UPL Ltd.	391,927	2,192,276
Vedanta Ltd.	1,435,314	1,711,597
Wipro Ltd.	886,820	2,254,987
Zee Entertainment Enterprises Ltd.	642,112	1,362,548

		332,638,613

Indonesia — 1.7%
Ace Hardware Indonesia Tbk PT	4,123,700	421,380
Adaro Energy Tbk PT	11,453,600	708,391
Astra International Tbk PT	15,512,400	4,014,974
Bank Central Asia Tbk PT	7,361,100	12,792,231
Bank Mandiri Persero Tbk PT	14,372,602	4,309,365
Bank Negara Indonesia Persero Tbk PT	5,838,015	1,609,134
Bank Rakyat Indonesia Persero Tbk PT	42,436,000	7,788,254
Bank Tabungan Negara Persero Tbk PT	3,475,000	205,580
Barito Pacific Tbk PT(b)	20,683,200	2,016,177
Bukit Asam Tbk PT	2,279,600	287,345
Bumi Serpong Damai Tbk PT(b)	6,616,400	313,584
Charoen Pokphand Indonesia Tbk PT	5,726,800	1,770,977
Gudang Garam Tbk PT	389,200	1,185,261
Hanjaya Mandala Sampoerna Tbk PT	7,200,200	772,055
Indah Kiat Pulp & Paper Corp. Tbk PT	2,168,400	809,050
Indocement Tunggal Prakarsa Tbk PT	1,445,600	1,132,184
Indofood CBP Sukses Makmur Tbk PT	1,834,800	1,218,060
Indofood Sukses Makmur Tbk PT	3,363,800	1,475,549
Jasa Marga Persero Tbk PT	1,779,240	376,780
Kalbe Farma Tbk PT	17,013,600	1,647,031
Pabrik Kertas Tjiwi Kimia Tbk PT	1,112,000	373,782
Pakuwon Jati Tbk PT	13,649,800	346,866
Perusahaan Gas Negara Tbk PT	8,562,400	492,158
Semen Indonesia Persero Tbk PT	2,307,400	1,233,199
Telekomunikasi Indonesia Persero Tbk PT	37,045,500	8,716,588
Unilever Indonesia Tbk PT	5,560,000	3,093,042
United Tractors Tbk PT	1,306,643	1,431,817
XL Axiata Tbk PT(b)	2,390,800	408,244

		60,949,058

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia — 2.0%
AirAsia Group Bhd	1,278,800	$242,377
AMMB Holdings Bhd	1,362,200	944,036
Axiata Group Bhd	2,140,600	1,961,387
Carlsberg Brewery Malaysia Bhd	84,000	539,163
CIMB Group Holdings Bhd	3,753,000	3,011,128
Dialog Group Bhd	2,578,062	1,996,499
DiGi.Com Bhd	2,279,600	2,459,848
Fraser & Neave Holdings Bhd	111,200	820,811
Gamuda Bhd	1,390,000	1,040,884
Genting Bhd	1,695,800	1,644,532
Genting Malaysia Bhd	2,335,200	1,287,075
Genting Plantations Bhd	194,600	434,003
HAP Seng Consolidated Bhd	500,800	857,183
Hartalega Holdings Bhd	1,167,600	2,063,665
Hong Leong Bank Bhd	517,900	1,601,877
Hong Leong Financial Group Bhd	194,600	592,851
IHH Healthcare Bhd	1,695,800	2,070,454
IJM Corp. Bhd	2,196,200	847,835
IOI Corp. Bhd	1,473,400	1,391,164
Kuala Lumpur Kepong Bhd	333,600	1,629,209
Malayan Banking Bhd	3,002,400	5,285,621
Malaysia Airports Holdings Bhd	625,200	763,326
Maxis Bhd(c)	1,834,800	2,338,303
MISC Bhd	1,056,400	1,938,371
Nestle Malaysia Bhd	57,000	1,857,140
Petronas Chemicals Group Bhd	1,862,600	2,425,712
Petronas Dagangan Bhd	194,600	920,503
Petronas Gas Bhd	583,800	2,090,819
PPB Group Bhd	472,620	1,809,145
Press Metal Aluminium Holdings Bhd	1,167,600	1,069,847
Public Bank Bhd	2,418,630	9,213,293
QL Resources Bhd	417,000	790,361
RHB Bank Bhd	1,278,845	1,412,678
Sime Darby Bhd	2,085,000	969,767
Sime Darby Plantation Bhd	1,640,200	1,888,137
Telekom Malaysia Bhd	889,600	833,741
Tenaga Nasional Bhd	2,390,800	6,805,440
Top Glove Corp. Bhd	1,195,400	2,018,280
Westports Holdings Bhd	695,000	598,023
YTL Corp. Bhd	2,335,278	415,462

		72,879,950

Pakistan — 0.0%
Habib Bank Ltd.	472,600	296,659
MCB Bank Ltd.	353,300	360,559
Oil & Gas Development Co. Ltd.	528,200	347,006

		1,004,224

Philippines — 0.9%
Aboitiz Equity Ventures Inc.	1,559,350	1,283,734
Aboitiz Power Corp.	1,167,600	634,641
Altus San Nicolas Corp.	39,875	4,108
Ayala Corp.	216,848	2,503,581
Ayala Land Inc.	5,337,600	3,382,986
Bank of the Philippine Islands	700,566	812,996
BDO Unibank Inc.	1,534,560	3,074,600
Globe Telecom Inc.	26,410	1,150,493
GT Capital Holdings Inc.	75,065	674,558
International Container Terminal Services Inc.	770,060	1,368,724
JG Summit Holdings Inc.	2,262,007	2,283,994
Jollibee Foods Corp.	341,940	970,673

Security	Shares	Value

Philippines (continued)
Manila Electric Co.	166,800	$841,776
Megaworld Corp.	9,174,000	469,528
Metro Pacific Investments Corp.	11,398,200	581,103
Metropolitan Bank & Trust Co.	1,318,340	1,021,249
PLDT Inc.	63,945	1,647,779
Robinsons Land Corp.	1,890,467	564,028
Security Bank Corp.	189,040	387,755
SM Investments Corp.	173,620	2,910,313
SM Prime Holdings Inc.	7,506,025	4,615,885
Universal Robina Corp.	686,660	1,714,947

		32,899,451

Singapore — 3.2%
Ascendas REIT	2,315,120	4,884,497
BOC Aviation Ltd.(a)	166,800	1,101,658
CapitaLand Commercial Trust	2,089,766	2,390,085
CapitaLand Ltd.	1,973,800	4,220,458
CapitaLand Mall Trust	2,034,700	2,731,820
City Developments Ltd.	361,400	2,043,577
ComfortDelGro Corp. Ltd.	1,695,800	1,987,689
DBS Group Holdings Ltd.	1,390,000	19,709,029
Genting Singapore Ltd.	4,806,600	2,680,387
Jardine Cycle & Carriage Ltd.	83,666	1,195,229
Keppel Corp. Ltd.	1,112,000	4,723,847
Mapletree Commercial Trust	1,723,600	2,399,841
Oversea-Chinese Banking Corp. Ltd.	2,502,075	16,067,882
SATS Ltd.	528,200	1,230,728
Sembcorp Industries Ltd.(c)	750,600	863,801
Singapore Airlines Ltd.(c)	417,000	1,809,952
Singapore Exchange Ltd.	565,900	3,879,332
Singapore Press Holdings Ltd.(c)	780,000	842,225
Singapore Technologies Engineering Ltd.	1,251,000	3,048,185
Singapore Telecommunications Ltd.	6,199,400	12,463,097
Suntec REIT	1,556,800	1,548,284
United Overseas Bank Ltd.	899,400	12,995,522
UOL Group Ltd.	361,400	1,753,472
Venture Corp. Ltd.	222,400	2,504,113
Wilmar International Ltd.	1,501,200	3,807,121
Yangzijiang Shipbuilding Holdings Ltd.	1,834,800	1,283,852

		114,165,683

South Korea — 12.3%
Amorepacific Corp.	24,464	3,553,800
AMOREPACIFIC Group	20,850	994,202
BGF retail Co. Ltd.	6,116	793,080
BNK Financial Group Inc.	214,338	888,347
Celltrion Healthcare Co. Ltd.(b)(c)	41,978	2,914,637
Celltrion Inc.(b)(c)	72,920	12,597,694
Cheil Worldwide Inc.	55,322	803,644
CJ CheilJedang Corp.	6,394	1,429,985
CJ Corp.	11,120	739,234
CJ ENM Co. Ltd.	8,340	875,445
CJ Logistics Corp.(b)	6,950	844,187
Coway Co. Ltd.	40,032	2,017,288
Daelim Industrial Co. Ltd.	21,406	1,547,760
Daewoo Engineering & Construction Co. Ltd.(b)	132,884	388,253
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	29,468	414,770
DB Insurance Co. Ltd.	38,086	1,380,030
Doosan Bobcat Inc.	38,642	745,281
E-MART Inc.	15,846	1,560,606
Fila Holdings Corp.	37,530	1,071,890

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
GS Engineering & Construction Corp.	45,314	$940,904
GS Holdings Corp.	38,642	1,222,577
GS Retail Co. Ltd.	21,128	658,055
Hana Financial Group Inc.	231,018	5,232,957
Hankook Tire & Technology Co. Ltd.	56,712	989,068
Hanmi Pharm Co. Ltd.	5,105	1,085,145
Hanon Systems	144,560	1,083,206
Hanwha Corp.	27,800	472,289
Hanwha Life Insurance Co. Ltd.	225,180	332,655
Hanwha Solutions Corp.	82,566	985,954
HDC Holdings Co. Ltd.	1	8
HDC Hyundai Development Co-Engineering & Construction, Class E	30,310	468,910
Helixmith Co. Ltd.(b)(c)	18,764	1,025,633
HLB Inc.(b)	26,132	2,058,904
Hotel Shilla Co. Ltd.	24,742	1,730,082
Hyosung Corp.	1	57
Hyundai Department Store Co. Ltd.	11,120	663,486
Hyundai Engineering & Construction Co. Ltd.	59,770	1,719,347
Hyundai Glovis Co. Ltd.	14,456	1,204,222
Hyundai Heavy Industries Holdings Co. Ltd.	7,506	1,496,949
Hyundai Marine & Fire Insurance Co. Ltd.	48,094	1,030,205
Hyundai Mobis Co. Ltd.	50,596	7,142,281
Hyundai Motor Co.	111,419	8,559,086
Hyundai Steel Co.	60,882	1,079,282
Industrial Bank of Korea	186,816	1,211,249
Kakao Corp.	39,198	5,919,350
Kangwon Land Inc.	90,072	1,851,782
KB Financial Group Inc.	305,244	8,705,510
KCC Corp.	3,745	507,140
Kia Motors Corp.	193,070	4,698,203
KMW Co. Ltd.(b)(c)	19,182	960,320
Korea Aerospace Industries Ltd.	56,712	1,193,863
Korea Electric Power Corp.(b)	195,434	3,825,435
Korea Gas Corp.	20,572	455,017
Korea Investment Holdings Co. Ltd.	33,082	1,360,260
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	29,190	1,981,216
Korea Zinc Co. Ltd.	5,838	1,849,455
Korean Air Lines Co. Ltd.(b)	36,418	591,798
KT&G Corp.	88,126	5,865,664
Kumho Petrochemical Co. Ltd.	14,456	906,429
LG Chem Ltd.	34,750	10,737,720
LG Corp.	71,446	3,635,481
LG Display Co. Ltd.(b)(c)	180,700	1,638,750
LG Electronics Inc.	80,898	3,645,041
LG Household & Health Care Ltd.	7,228	8,221,928
LG Innotek Co. Ltd.	11,120	1,204,678
LG Uplus Corp.	150,401	1,647,875
Lotte Chemical Corp.	13,066	2,310,906
Lotte Corp.	20,016	658,740
Lotte Shopping Co. Ltd.	8,618	705,878
Medy-Tox Inc.	3,437	326,084
Meritz Securities Co. Ltd.	247,698	664,756
Mirae Asset Daewoo Co. Ltd.	314,418	1,447,647
NAVER Corp.	107,208	17,377,471
NCSoft Corp.	12,788	6,748,479
Netmarble Corp.(a)(b)	20,016	1,568,819
NH Investment & Securities Co. Ltd.	109,532	871,078
OCI Co. Ltd.(b)	14,456	473,977
Orion Corp.	17,792	1,810,668

Security	Shares	Value

South Korea (continued)
Ottogi Corp.	834	$373,040
Pan Ocean Co. Ltd.(b)	190,986	539,987
Pearl Abyss Corp.(b)	5,282	833,624
POSCO	58,611	8,874,988
POSCO Chemical Co. Ltd.	18,904	803,666
Posco International Corp.	37,808	440,620
S-1 Corp.	12,788	907,844
Samsung Biologics Co. Ltd.(a)(b)	12,788	6,097,770
Samsung C&T Corp.	60,326	5,248,107
Samsung Card Co. Ltd.	25,328	623,612
Samsung Electro-Mechanics Co. Ltd.	43,090	4,013,882
Samsung Electronics Co. Ltd.	3,642,371	149,467,397
Samsung Engineering Co. Ltd.(b)	122,598	1,157,107
Samsung Fire & Marine Insurance Co. Ltd.	23,630	3,694,460
Samsung Heavy Industries Co. Ltd.(b)	336,102	1,181,991
Samsung Life Insurance Co. Ltd.	53,932	2,173,303
Samsung SDI Co. Ltd.	41,384	9,713,836
Samsung SDS Co. Ltd.	26,966	3,596,352
Samsung Securities Co. Ltd.	49,206	1,215,561
Shinhan Financial Group Co. Ltd.	351,144	8,804,177
Shinsegae Inc.	5,838	1,269,703
SK Holdings Co. Ltd.	26,966	4,027,914
SK Hynix Inc.	416,552	28,614,553
SK Innovation Co. Ltd.	42,812	3,453,912
SK Telecom Co. Ltd.	15,290	2,654,056
S-Oil Corp.	34,472	1,980,418
Woori Financial Group Inc.	400,378	2,773,352
Yuhan Corp.	37,950	1,468,540

		440,323,834

Taiwan — 14.2%
Accton Technology Corp.	278,000	2,033,360
Acer Inc.	2,224,830	1,245,722
Advantech Co. Ltd.	307,595	2,937,702
Airtac International Group	110,000	2,141,812
ASE Technology Holding Co. Ltd.	2,780,110	6,273,280
Asia Cement Corp.	1,668,448	2,463,130
Asustek Computer Inc.	559,100	3,807,366
AU Optronics Corp.	6,394,580	1,698,827
Catcher Technology Co. Ltd.	559,000	4,286,046
Cathay Financial Holding Co. Ltd.	6,037,357	8,100,837
Chailease Holding Co. Ltd.	861,167	3,315,912
Chang Hwa Commercial Bank Ltd.	4,170,179	2,748,659
Cheng Shin Rubber Industry Co. Ltd.	1,668,303	1,938,354
Chicony Electronics Co. Ltd.	568,961	1,614,861
China Airlines Ltd.	2,227,330	617,943
China Development Financial Holding Corp.	10,286,734	3,134,122
China Life Insurance Co. Ltd.(b)	1,946,072	1,341,600
China Steel Corp.	9,174,484	6,170,520
Chunghwa Telecom Co. Ltd.	3,058,110	11,261,011
Compal Electronics Inc.	2,224,000	1,428,494
CTBC Financial Holding Co. Ltd.	14,456,456	9,723,038
Delta Electronics Inc.	1,390,000	6,544,146
E.Sun Financial Holding Co. Ltd.	8,340,397	7,657,015
Eclat Textile Co. Ltd.	134,208	1,353,972
Eva Airways Corp.	1,668,476	645,250
Evergreen Marine Corp. Taiwan Ltd.(b)	1,950,942	728,245
Far Eastern New Century Corp.	2,502,040	2,187,650
Far EasTone Telecommunications Co. Ltd.	1,393,000	3,110,494
Feng TAY Enterprise Co. Ltd.	308,117	1,771,829
First Financial Holding Co. Ltd.	7,784,545	5,772,341

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Formosa Chemicals & Fibre Corp.	2,780,740	$7,097,613
Formosa Petrochemical Corp.	834,000	2,515,757
Formosa Plastics Corp.	3,614,400	10,684,033
Formosa Taffeta Co. Ltd.	278,000	318,326
Foxconn Technology Co. Ltd.	556,666	1,078,270
Fubon Financial Holding Co. Ltd.	4,448,111	6,327,412
Giant Manufacturing Co. Ltd.	278,000	1,659,408
Globalwafers Co. Ltd.	153,000	1,980,899
Highwealth Construction Corp.	558,880	820,376
Hiwin Technologies Corp.	190,482	1,844,831
Hon Hai Precision Industry Co. Ltd.	9,452,516	24,476,443
Hotai Motor Co. Ltd.	210,000	3,933,550
Hua Nan Financial Holdings Co. Ltd.	6,394,251	4,182,341
Innolux Corp.	5,838,981	1,284,177
Inventec Corp.	1,946,460	1,538,238
Largan Precision Co. Ltd.	75,000	10,366,048
Lite-On Technology Corp.	1,668,371	2,608,890
MediaTek Inc.	1,112,391	15,524,432
Mega Financial Holding Co. Ltd.	8,340,827	8,442,786
Micro-Star International Co. Ltd.	556,000	1,738,873
Nan Ya Plastics Corp.	3,892,000	8,664,449
Nanya Technology Corp.	837,000	1,829,570
Nien Made Enterprise Co. Ltd.	68,000	525,953
Novatek Microelectronics Corp.	557,000	3,493,367
Pegatron Corp.	1,390,000	3,089,772
Phison Electronics Corp.	116,000	1,117,616
Pou Chen Corp.	1,668,000	1,581,814
Powertech Technology Inc.	557,200	1,892,529
President Chain Store Corp.	423,000	4,381,282
Quanta Computer Inc.	2,228,000	4,862,617
Realtek Semiconductor Corp.	278,642	2,412,870
Ruentex Development Co. Ltd.	335,977	503,912
Ruentex Industries Ltd.	334,517	770,582
Shanghai Commercial & Savings Bank Ltd. (The)	2,703,088	4,013,295
Shin Kong Financial Holding Co. Ltd.	8,512,125	2,444,590
SinoPac Financial Holdings Co. Ltd.	8,618,925	3,536,088
Standard Foods Corp.	377,844	855,141
Synnex Technology International Corp.	1,148,950	1,541,644
Taishin Financial Holding Co. Ltd.	6,533,012	2,801,133
Taiwan Business Bank	3,615,027	1,319,020
Taiwan Cement Corp.	3,614,398	5,250,853
Taiwan Cooperative Financial Holding Co. Ltd.	6,950,793	4,698,298
Taiwan High Speed Rail Corp.	1,112,000	1,275,174
Taiwan Mobile Co. Ltd.	1,390,000	5,024,969
Taiwan Semiconductor Manufacturing Co. Ltd.	18,780,670	192,312,949
Tatung Co. Ltd.(b)	1,390,000	1,004,994
Uni-President Enterprises Corp.	3,336,694	7,798,505
United Microelectronics Corp.	8,618,000	4,506,579
Vanguard International Semiconductor Corp.	558,000	1,311,661
Walsin Technology Corp.	278,000	1,991,290
Win Semiconductors Corp.	280,000	2,532,914
Winbond Electronics Corp.	2,224,000	1,047,063
Wistron Corp.	2,224,169	2,112,985
Wiwynn Corp.	55,000	1,424,176
WPG Holdings Ltd.	1,112,100	1,456,671
Yageo Corp.	211,217	2,777,255
Yuanta Financial Holding Co. Ltd.	7,784,556	4,476,516
Zhen Ding Technology Holding Ltd.	278,097	1,010,021

		510,126,358

Security	Shares	Value

Thailand — 2.6%
Advanced Info Service PCL, NVDR	917,400	$5,614,131
Airports of Thailand PCL, NVDR	3,224,800	6,204,414
B Grimm Power PCL, NVDR	558,400	772,320
Bangkok Bank PCL, Foreign	361,400	1,161,663
Bangkok Dusit Medical Services PCL, NVDR	7,311,400	4,700,266
Bangkok Expressway & Metro PCL, NVDR	6,060,400	1,770,075
Banpu PCL, NVDR(c)	3,614,000	653,435
Berli Jucker PCL, NVDR	945,200	1,175,840
BTS Group Holdings PCL, NVDR	5,532,200	1,966,321
Bumrungrad Hospital PCL, NVDR	361,400	1,312,456
Central Pattana PCL, NVDR(c)	1,834,800	2,778,711
Central Retail Corp. PCL, NVDR(b)	1,206,674	1,379,908
Charoen Pokphand Foods PCL, NVDR	3,002,400	2,505,480
CP ALL PCL, NVDR	4,475,800	9,821,722
Electricity Generating PCL, NVDR	223,900	1,979,150
Energy Absolute PCL, NVDR	1,334,400	1,660,009
Global Power Synergy PCL, NVDR(c)	500,400	1,090,348
Gulf Energy Development PCL, NVDR	2,085,000	2,497,102
Home Product Center PCL, NVDR	4,531,443	1,904,733
Indorama Ventures PCL, NVDR	1,306,600	1,161,018
Intouch Holdings PCL, NVDR	1,763,800	2,916,498
IRPC PCL, NVDR	9,285,200	769,103
Kasikornbank PCL	917,400	2,445,549
Kasikornbank PCL, NVDR	412,975	1,100,884
Krung Thai Bank PCL, NVDR(c)	2,863,475	973,520
Land & Houses PCL, NVDR	5,754,600	1,316,150
Minor International PCL, NVDR	2,140,620	1,395,985
Osotspa PCL, NVDR	502,800	644,914
PTT Exploration & Production PCL, NVDR	1,084,284	2,831,773
PTT Global Chemical PCL, NVDR	1,807,076	2,108,395
PTT PCL, NVDR	8,694,000	9,539,082
Ratch Group PCL, NVDR	583,800	1,199,898
Siam Cement PCL (The), NVDR	583,800	6,243,078
Siam Commercial Bank PCL (The), NVDR	667,200	1,412,555
Srisawad Corp PCL, NVDR	583,800	969,842
Thai Oil PCL, NVDR	917,400	1,162,522
Thai Union Group PCL, NVDR	2,696,600	1,091,808
TMB Bank PCL, NVDR	15,623,625	463,566
Total Access Communication PCL, NVDR	583,800	762,341
True Corp. PCL, NVDR(c)	9,062,890	935,560

		92,392,125

Total Common Stocks — 99.0% (Cost: $3,181,244,164)		3,551,677,297

Preferred Stocks

South Korea — 0.7%
Amorepacific Corp., Preference Shares, NVS	7,506	385,634
Hyundai Motor Co.
Preference Shares, NVS	18,626	869,810
Series 2, Preference Shares, NVS	28,356	1,363,750
LG Chem Ltd., Preference Shares, NVS	6,116	865,862
LG Household & Health Care Ltd., Preference Shares, NVS	1,668	993,860

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	626,334	$21,718,258

		26,197,174

Total Preferred Stocks — 0.7% (Cost: $13,221,762)		26,197,174

Rights

China — 0.0%
Legend Holdings Corp. Class H, (Expires 05/29/20)(b)	26,907	0	(e)

South Korea — 0.0%
HLB Inc., (Expires 05/29/20)(b)	2,610	37,058

Total Rights — 0.0% (Cost: $0)		37,058

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(f)(g)(h)	105,145,623	105,261,283
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(f)(g)	9,450,000	9,450,000

		114,711,283

Total Short-Term Investments — 3.2% (Cost: $114,598,594)		114,711,283

Total Investments in Securities — 102.9% (Cost: $3,309,064,520)		3,692,622,812

Other Assets, Less Liabilities — (2.9)%		(105,128,984)

Net Assets — 100.0%		$3,587,493,828

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	99,266,293	5,879,330	105,145,623	$105,261,283	$1,408,296	(b)	$(37,114)	$68,047
BlackRock Cash Funds: Treasury, SL Agency Shares	4,401,000	5,049,000	9,450,000	9,450,000	64,915		—	—

				$114,711,283	$1,473,211		$(37,114)	$68,047

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	10	05/28/20	$1,580	$22,464
MSCI Emerging Markets E-Mini	140	06/19/20	6,342	543,153

				$565,617

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI All Country Asia ex Japan ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,302,844,714	$1,248,471,250	$361,333	$3,551,677,297
Preferred Stocks	26,197,174	—	—	26,197,174
Rights	—	37,058	—	37,058
Money Market Funds	114,711,283	—	—	114,711,283

	$2,443,753,171	$1,248,508,308	$361,333	$3,692,622,812

Derivative financial instruments(a)
Assets
Futures Contracts	$565,617	$—	$—	$565,617

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares